Derivatives Details of derivative assets and derivative liabilities (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	₩ 268,733,330,000,000	₩ 233,870,608,000,000
Derivative assets for cash flow hedge	0
Derivative assets for fair value hedge	59,272,000,000	140,577,000,000
Derivative assets for trading	3,115,775,000,000	2,898,295,000,000
Derivative liabilities for cash flow hedge	55,651,000,000
Derivative liabilities for fair value hedge	12,103,000,000	7,221,000,000
Derivative liabilities for trading	₩ 3,150,149,000,000	₩ 3,009,977,000,000
Description of other information of derivatives held for trading and hedging	Derivatives held for trading purpose are classified into financial assets or liabilities at FVTPL (see Notes 7 and 20) and derivatives for hedging are stated as a separate line item in the consolidated statements of financial position.	Derivatives held for trading purpose are classified into financial assets or liabilities at FVTPL (see Notes 7 and 20) and derivatives for hedging are stated as a separate line item in the consolidated statements of financial position.
Futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	₩ 75,845,000,000	₩ 54,785,000,000
Futures | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	130,197,378,000,000	118,582,511,000,000
Swaps | For fair value hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for fair value hedge	59,272,000,000	139,832,000,000
Derivative liabilities for fair value hedge	12,103,000,000	7,013,000,000
Swaps | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	223,935,000,000	470,057,000,000
Derivative liabilities for trading	253,972,000,000	509,686,000,000
Purchase options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	630,000,000,000	860,000,000,000
Purchase options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Purchase options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	12,346,000,000	21,172,000,000
Written options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	795,000,000,000	1,035,000,000,000
Written options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Written options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for trading	12,869,000,000	21,863,000,000
Futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	318,217,000,000	493,733,000,000
Futures | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Forwards
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	72,526,956,000,000	62,539,094,000,000
Forwards | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Forwards | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	1,314,369,000,000	1,265,852,000,000
Derivative liabilities for trading	1,375,799,000,000	1,015,380,000,000
Swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	48,176,306,000,000	39,782,049,000,000
Swaps | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Derivative liabilities for cash flow hedge	55,651,000,000
Swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	1,352,924,000,000	1,022,969,000,000
Derivative liabilities for trading	1,347,905,000,000	1,221,959,000,000
Purchase options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	2,291,154,000,000	1,120,949,000,000
Purchase options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Purchase options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	64,267,000,000	42,126,000,000
Written options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	4,038,237,000,000	907,211,000,000
Written options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Written options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for trading	58,687,000,000	8,589,000,000
Futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	91,436,000,000	926,392,000,000
Futures | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	15,000,000,000	15,000,000,000
Swaps | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	103,000,000	92,000,000
Derivative liabilities for trading	10,000,000	88,000,000
Purchase options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	5,060,706,000,000	3,007,969,000,000
Purchase options | For fair value hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for fair value hedge		745,000,000
Purchase options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Purchase options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	146,775,000,000	73,261,000,000
Written options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	4,504,290,000,000	4,460,233,000,000
Written options | For fair value hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for fair value hedge		208,000,000
Written options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Written options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for trading	99,770,000,000	228,900,000,000
Futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	0	5,105,000,000
Futures | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	7,805,000,000	7,918,000,000
Swaps | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	1,056,000,000	2,645,000,000
Derivative liabilities for trading	1,037,000,000	2,331,000,000
Purchase options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	0	8,307,000,000
Purchase options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Purchase options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading		121,000,000
Written options
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	5,000,000,000	64,352,000,000
Written options | For cash flow hedge
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for cash flow hedge	0
Written options | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for trading	₩ 100,000,000	₩ 1,181,000,000